Commitments and Contingencies - Additional Information (Detail) - Project Work Order	12 Months Ended
May. 31, 2015 USD ($)
Commitment And Contingencies [Line Items]
Payments for Fees	$ 733,916
Estimated remaining cost	3,600,000
Remaining cost of manufacturing agreement	3,200,000
Minimum
Commitment And Contingencies [Line Items]
Estimated cost of studies	13,000,000
Maximum
Commitment And Contingencies [Line Items]
Estimated cost of studies	15,000,000
Amarex Clinical Research, LLC
Commitment And Contingencies [Line Items]
Estimated cost of studies	$ 4,400,000